Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Processes. Annual equity awards are granted to our named executive officers in March of each year to align with the timing of the annual total direct compensation decisions made by the Compensation Committee. On occasion, in connection with new hires, promotions or certain corporate events, equity awards have been granted at other times throughout the year, including on a quarterly basis. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards and the Company has not and does not time the release of material non-public information for the purpose of affecting the value of executive compensation. The exercise price of stock options is set at the closing price of the Company’s common stock on the listing exchange on the date of the grant.

Award Timing Method	Annual equity awards are granted to our named executive officers in March of each year to align with the timing of the annual total direct compensation decisions made by the Compensation Committee. On occasion, in connection with new hires, promotions or certain corporate events, equity awards have been granted at other times throughout the year, including on a quarterly basis.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false